Document and Entity Information	Feb. 17, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	CHIMERA INVESTMENT CORP
Amendment Flag	false
Entity Central Index Key	0001409493
Document Type	8-K
Document Period End Date	Feb. 17, 2023
Entity Incorporation State Country Code	MD
Entity File Number	001-33796
Entity Tax Identification Number	26-0630461
Entity Address, Address Line One	630 Fifth
Entity Address, Address Line Two	Avenue
Entity Address, Address Line Three	Suite 2400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10111
City Area Code	(888)
Local Phone Number	895-6557
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value 001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CIM
Security Exchange Name	NYSE
Eight 00 Series A Cumulative Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.00% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	CIM PRA
Security Exchange Name	NYSE
Eight 00 Series B Cumulative Fixed To Floating Rate Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.00% Series B Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRB
Security Exchange Name	NYSE
Seven 75 Series C Cumulative Fixed To Floating Rate Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.75% Series C Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRC
Security Exchange Name	NYSE
Eight 00 Series D Cumulative Fixed To Floating Rate Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.00% Series D Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRD
Security Exchange Name	NYSE